Commitments and Contingencies - Operating Leases (Details)	Sep. 30, 2021	Dec. 31, 2020
Minimum
Lessee, Lease, Description [Line Items]
Remaining lease terms	2 years 10 months 24 days	3 years 8 months 12 days
Maximum
Lessee, Lease, Description [Line Items]
Remaining lease terms	5 years 3 months 18 days	6 years